Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Nature And Extent Of Risk Arising From Financial Instruments
Schedule of debentures of contractual maturity of credit facilities

($000s)
	2020	2021	2022	2023	2024	Thereafter
Commitments - operational
Lease payments	1,455	1,481	1,370	1,355	1,274	3,881
Trade Payables	7,128	-	-	-	-	-
Accrued wages and other expenses	4,126	-	-	-	-	-
Interest Credit Facilities	7,959	6,813	3,407	-	-	-
Interest Debentures	6,464	5,938	2,969	-	-	-
Purchase obligations	2,111	-	-	-	-	-
	29,243	14,232	7,746	1,355	1,274	3,881
Commitments principal repayments
Credit Facility Other	-	-	47,248	-	-	-
Debentures and convertible debentures(3)	12,373	-	43,496	-	-	-
	12,373	-	90,744	-	-	-
Commitments extinguished subsequent to year end
Credit Facility Liquid (4)	29,255	-	-	-	-	-

Total contractual obligations	70,871	14,232	98,490	1,355	1,274	3,881

Foreign currency risk
(‘$000 in USD$)	December 31, 2019	December 31, 2018
Cash	322	874
Investment portfolio	5,080	-
Debentures	5,020	4,770